Discontinued Operations - Summary of Major Classes of Items Constituting Income (Loss) from Discontinued Operations in Condensed Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Total net revenues	$ 489	$ 847	$ 2,600	$ 2,929	$ 4,146	$ 5,924
Total cost of revenues	396	851	2,290	2,423	3,311	4,719
Gross income (loss)	93	(4)	310	506	835	1,205
Total operating expenses	464	257	1,498	1,005	1,494	6,328
Operating loss	(371)	(261)	(1,188)	(499)	(659)	(5,123)
Interest expense, net	(22)	(3)	(94)	(24)	(66)	(179)
Loss from discontinued operations	(393)	(264)	(1,282)	(523)	(725)	(5,302)
Gain on sale of the Dermatology Business	3,473		3,473
Income (loss) from discontinued operations	3,080	(264)	2,191	(523)
Service and Other [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Total net revenues	349	729	1,748	2,259	2,992	3,320
Total cost of revenues	238	504	1,089	1,296	1,789	2,236
Selling, General And Administrative [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Total operating expenses	330	236	1,110	958	1,440	6,242
Research And Development [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Total operating expenses	134	21	388	47	54	86
Product Sales [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Total net revenues	140	118	852	670	1,154	2,604
Total cost of revenues	$ 158	$ 347	$ 1,201	$ 1,127	$ 1,522	$ 2,483